Cash and Deposits with Financial Institutions - Summary of Cash and Deposits with Financial Institutions (Detail) - CAD ($) $ in Millions		Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Cash And Cash Equivalents [abstract]
Cash and non-interest-bearing deposits with financial institutions	[1],[2]	$ 9,406	$ 10,173	$ 11,065
Interest-bearing deposits with financial institutions		54,454	80,139
Total	[2],[3]	$ 63,860	$ 90,312

[1]	Represents cash and non-interest-bearing deposits with financial institutions (refer to Note 7).
[2]	The Bank adopted IFRS 17 effective November 1, 2023. As required under the new accounting standard, prior period amounts have been restated. Refer to Note 4.
[3]	Net of allowances of $3 (2023 – $7).